Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Share capital [member]	Foreign currency translation reserves [member]	Hedge reserves [member]	Gains and losses from financial assets reserve [member]	Actuarial gains and losses from defined benefit plans reserve [member]	Other miscellaneous reserves [member]	Total reserves [member]	Retained earnings [member]	Equity attributable to owners of the Parent [member]	Non-controlling interests [member]
Equity at beginning of the year at Dec. 31, 2017		$ 2,247,468	$ 477,386	$ (24,913)	$ 2,248	$ 2,937	$ (5,953)	$ 11,332	$ (14,349)	$ 1,724,784	$ 2,187,821	$ 59,647
Equity at beginning of the year (Increase (decrease) due to changes in accounting policies [member]) at Dec. 31, 2017		(1,680)	0	0	0	0	0	0	0	(1,680)	(1,680)	0
Equity at beginning of the year at Dec. 31, 2017		2,245,788	477,386	(24,913)	2,248	2,937	(5,953)	11,332	(14,349)	1,723,104	2,186,141	59,647
Profit for the year		442,063	0	0	0	0	0	0	0	439,830	439,830	2,233
Other comprehensive income		(486)	0	(1,394)	5,723	(4,048)	(931)	0	(650)	0	(650)	164
Comprehensive income		441,577	0	(1,394)	5,723	(4,048)	(931)	0	(650)	439,830	439,180	2,397
Dividends	[1]	(549,563)	0	0	0	0	0	0	0	(539,830)	(539,830)	(9,733)
Increase (decrease) in equity		(107,986)	0	(1,394)	5,723	(4,048)	(931)	0	(650)	(100,000)	(100,650)	(7,336)
Equity at end of the year at Dec. 31, 2018		2,137,802	477,386	(26,307)	7,971	(1,111)	(6,884)	11,332	(14,999)	1,623,104	2,085,491	52,311
Profit for the year		280,603	0	0	0	0	0	0	0	278,115	278,115	2,488
Other comprehensive income		(1,755)	0	562	(775)	841	(2,606)	0	(1,978)	0	(1,978)	223
Comprehensive income		278,848	0	562	(775)	841	(2,606)	0	(1,978)	278,115	276,137	2,711
Dividends	[1]	(284,932)	0	0	0	0	0	0	0	(278,115)	(278,115)	(6,817)
Increase (decrease) due to transfers and other changes		2,754	0	0	0	0	0	2,754	2,754	0	2,754	0
Increase (decrease) in equity		(3,330)	0	562	(775)	841	(2,606)	2,754	776	0	776	(4,106)
Equity at end of the year at Dec. 31, 2019		2,134,472	477,386	(25,745)	7,196	(270)	(9,490)	14,086	(14,223)	1,623,104	2,086,267	48,205
Profit for the year		168,359	0	0	0	0	0	0	0	164,518	164,518	3,841
Other comprehensive income		19,266	0	14,176	(2,705)	7,142	810	0	19,423	0	19,423	(157)
Comprehensive income		187,625	0	14,176	(2,705)	7,142	810	0	19,423	164,518	183,941	3,684
Dividends	[1]	(159,473)	0	0	0	0	0	0	0	(149,355)	(149,355)	(10,118)
Increase (decrease) due to transfers and other changes		(46)	0	0	0	0	0	2,232	2,232	0	2,232	(2,278)
Increase (decrease) in equity		28,106	0	14,176	(2,705)	7,142	810	2,232	21,655	15,163	36,818	(8,712)
Equity at end of the year at Dec. 31, 2020		$ 2,162,578	$ 477,386	$ (11,569)	$ 4,491	$ 6,872	$ (8,680)	$ 16,318	$ 7,432	$ 1,638,267	$ 2,123,085	$ 39,493

[1]	See Note 20.6